UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (80.0%)
$5,975	Amherst Development Corporation, Student Housing Facility South Lake Village Ser 2010 B	0.24%	10/07/10	$5,975,000
	Austin Trust,
2,750	New York City Municipal Water Finance Authority Fiscal 2009 Ser CC Custody Receipts Ser 2008-1192	0.28	10/07/10	2,750,000
2,200	New York City Municipal Water Finance Authority Second General Fiscal 2007 Ser DD Custody Receipts Ser 2008-1206	0.28	10/07/10	2,200,000
5,480	New York State Environmental Facilities Corporation, Ser 2002 B Custody Receipts Ser 2008-3051X	0.28	10/07/10	5,480,000
2,640	Barclays Capital Municipal Trust Receipts, Battery Park City Authority Ser 2009 B Floater-TRs Ser 1B	0.24	10/07/10	2,640,000
	City of New York,
3,200	Fiscal 2004 Ser H Subser H-2	0.24	10/07/10	3,200,000
2,000	Fiscal 2006 Subser F-4	0.23	10/07/10	2,000,000
7,000	Fiscal 2006 Subser I-4	0.26	10/07/10	7,000,000
4,500	Fiscal 2008 Ser 2007 Subser D-3	0.20	10/07/10	4,500,000
2,140	JP Morgan Chase & Co., Port Authority of New York & New Jersey Cons Ser 156 PUTTERs Ser 3647	0.27	10/07/10	2,140,000
	Metropolitan Transportation Authority,
11,835	Dedicated Tax Ser 2008 B-1 & B-3	0.28	10/07/10	11,835,000
3,260	Ser 2002 A PUTTERs Ser 2911Z (AGM Insd)	0.37	10/07/10	3,260,000
1,250	Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Ser 1999	0.24	10/01/10	1,250,000
8,000	Nassau County Interim Finance Authority, Sales Tax Ser 2008 D-2	0.26	10/07/10	8,000,000
7,000	New York City Housing Development Corporation, Elliott Chelsea Development 2010 Ser A	0.25	10/07/10	7,000,000
	New York City Industrial Development Agency,
1,800	FC Hanson Office Associates LLC Ser 2004	0.26	10/07/10	1,800,000
7,000	United Jewish Appeal Federation Ser 2004 B	0.25	10/07/10	7,000,000
	New York City Transitional Finance Authority,
1,400	Future Tax Fiscal 2001 Ser B	0.31	10/01/10	1,400,000
1,600	Recovery Fiscal 2003 Ser 2 Subser 2 F	0.31	10/01/10	1,600,000
3,300	Recovery Fiscal 2003 Ser 2 Subser 2 C	0.26	10/07/10	3,300,000
7,595	Recovery Fiscal 2003 Ser 3 Subser 3 F	0.27	10/01/10	7,595,000
2,000	New York City Trust for Cultural Resources, American Museum of Natural History Ser 2008 B3	0.22	10/07/10	2,000,000
1,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A	0.50	01/18/11	1,000,000
6,755	New York Local Government Assistance Corporation, Ser 1995 E	0.32	10/07/10	6,755,000
	New York State Dormitory Authority,
4,940	Catholic Health System Ser 2008	0.27	10/07/10	4,940,000
5,200	Columbia University Ser 2003 B	0.20	10/07/10	5,200,000
8,010	Pratt Institute Ser 2009 B	0.25	10/07/10	8,010,000
4,000	Rockefeller University Ser 2009 B	0.22	10/07/10	4,000,000
3,495	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	0.27	10/07/10	3,495,000
	New York State Urban Development Corporation,
2,540	Personal Income Tax Ser 2009 A1 ROCs II-R Ser 11709	0.28	10/07/10	2,540,000
5,420	Personal Income Tax Ser B PUTTERs Ser 2887	0.27	10/07/10	5,420,000
2,775	Service Contract Ser 2008-A-1	0.23	10/07/10	2,775,000
	Triborough Bridge & Tunnel Authority,
3,830	Ser 2001 A Municipal Securities Trust Receipts Ser 2008 SGC-54 Class A	0.27	10/07/10	3,830,000
2,055	Sub Ser 2001 B	0.23	10/07/10	2,055,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $143,945,000)			143,945,000

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	New York Tax-Exempt Commercial Paper (14.3%)
	Long Island Power Authority,
$4,000	Electric System Ser 2008 CP-3	0.27%	11/09/10	0.27%	$4,000,000
4,700	Electric System Ser 2008 CP-3	0.30	12/07/10	0.30	4,700,000
	Metropolitan Transportation Authority,
2,500	Ser CP-2 Sub Ser B	0.33	02/03/11	0.33	2,500,000
2,000	Ser CP-2 Sub Ser C	0.30	01/06/11	0.30	2,000,000
	New York City Municipal Water Finance Authority,
2,500	Ser 6	0.27	10/21/10	0.27	2,500,000
5,000	Ser 6	0.32	10/29/10	0.32	5,000,000
5,000	New York State Power Authority, Ser 1	0.29	10/07/10	0.29	5,000,000

	Total New York Tax-Exempt Commercial Paper (Cost $25,700,000)				25,700,000

	New York Tax-Exempt Short-Term Municipal Notes and Bonds (3.4%)
4,000	Metropolitan Transportation Authority, Ser 2010 RANs dtd 03/31/10	2.00	12/31/10	0.38	4,016,029
2,000	New York State Thruway Authority, Ser 2009 BANs dtd 07/21/09	4.00	07/15/11	0.35	2,057,459

	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $6,073,488)				6,073,488

	Total Investments (Cost $175,718,488) (c)			97.7%	175,718,488
	Other Assets in Excess of Liabilities			2.3	4,222,626

	Net Assets			100.0%	$179,941,114

BANs	Bond Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates

(a)	Rate shown is the rate in effect at September 30, 2010.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Morgan Stanley New York Municipal Money Market Trust
Notes to the Portfolio of Investments ▪ September 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
New York Tax-Exempt Short-Term Variable Rate Municipal Obligations	$143,945,000	$—	$143,945,000	$—
New York Tax-Exempt Commercial Paper	25,700,000	—	25,700,000	—
New York Tax-Exempt Short-Term Municipal Notes and Bonds	6,073,488	—	6,073,488	—

Total	$175,718,488	$—	$175,718,488	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments -
Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Municipal Money Market Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010